Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2Q22	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	165	0	–		–		165
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35	82,357	0	–		–		82,392
Securities received as collateral	6,132	1,254	0	–		–		7,386
Trading assets	50,197	140,406	4,400	(94,491)		583		101,095
of which debt securities	13,814	42,184	1,005	–		27		57,030
of which foreign governments	13,504	10,598	91	–		–		24,193
of which corporates	34	10,213	299	–		27		10,573
of which RMBS	6	18,127	410	–		–		18,543
of which equity securities	23,000	880	275	–		556		24,711
of which derivatives	11,584	96,578	2,398	(94,491)		–		16,069
of which interest rate products	3,979	38,590	925	–		–		–
of which foreign exchange products	103	30,751	88	–		–		–
of which equity/index-related products	7,469	23,247	464	–		–		–
of which other derivatives	1	506	706	–		–		–
of which other trading assets	1,799	764	722	–		–		3,285
Investment securities	2	737	0	–		–		739
Other investments	0	20	3,575	–		392		3,987
of which other equity investments	0	20	2,876	–		321		3,217
of which life finance instruments	0	0	685	–		–		685
Loans	0	7,910	1,189	–		–		9,099
of which commercial and industrial loans	0	3,266	368	–		–		3,634
of which financial institutions	0	2,747	364	–		–		3,111
Other intangible assets (mortgage servicing rights)	0	35	255	–		–		290
Other assets	115	8,205	722	(426)		–		8,616
of which failed purchases	97	874	11	–		–		982
of which loans held-for-sale	0	6,551	566	–		–		7,117
Total assets at fair value	56,481	241,089	10,141	(94,917)		975		213,769
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q22	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	355	0	–		–		355
Customer deposits	0	3,008	299	–		–		3,307
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,145	0	–		–		14,145
Obligation to return securities received as collateral	6,132	1,254	0	–		–		7,386
Trading liabilities	22,375	102,907	2,456	(97,772)		1		29,967
of which short positions	9,430	4,530	54	–		1		14,015
of which debt securities	3,565	4,341	7	–		–		7,913
of which foreign governments	2,914	787	0	–		–		3,701
of which corporates	603	3,551	7	–		–		4,161
of which equity securities	5,865	189	47	–		1		6,102
of which derivatives	12,945	98,377	2,402	(97,772)		–		15,952
of which interest rate products	4,031	37,410	55	–		–		–
of which foreign exchange products	107	30,864	14	–		–		–
of which equity/index-related products	8,765	25,670	1,447	–		–		–
of which other derivatives	11	213	560	–		–		296
Short-term borrowings	0	9,333	716	–		–		10,049
Long-term debt	0	59,484	6,656	–		–		66,140
of which structured notes over one year and up to two years	0	12,668	320	–		–		12,988
of which structured notes over two years	0	24,431	4,383	–		–		28,814
of which other debt instruments over two years	0	3,141	1,826	–		–		4,967
of which high-trigger instruments	0	10,593	0	–		–		10,593
Other liabilities	207	3,906	495	(1,988)		–		2,620
Total liabilities at fair value	28,714	194,392	10,622	(99,760)		1		133,969
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q21	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,085	146,521	4,503	(94,633)		665		111,141
of which debt securities	12,191	40,700	1,225	–		82		54,198
of which foreign governments	11,996	11,377	35	–		–		23,408
of which corporates	72	8,958	478	–		82		9,590
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,282	1,486	195	–		583		36,546
of which derivatives	6,224	103,781	2,187	(94,633)		–		17,559
of which interest rate products	721	47,934	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	554	896	–		–		2,838
Investment securities	2	1,003	0	–		–		1,005
Other investments	0	23	3,666	–		405		4,094
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,056	235,149	10,578	(95,014)		1,070		219,839
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q21	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,213	0	–		–		13,213
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,419	105,828	2,809	(100,522)		1		27,535
of which short positions	11,689	4,974	25	–		1		16,689
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign governments	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,880	109	22	–		1		9,012
of which derivatives	7,730	100,854	2,784	(100,522)		–		10,846
of which interest rate products	776	44,003	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	59,046	9,676	–		–		68,722
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,702	0	–		–		10,702
Other liabilities	348	2,031	518	(305)		–		2,592
Total liabilities at fair value	33,615	194,714	14,443	(100,827)		1		141,946
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M22	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	907	(1,174)	3,539	(3,324)	580	(548)	36	(338)	0	(8)	0	0	227	4,400	477
of which debt securities	1,225	515	(733)	2,899	(2,571)	0	0	(106)	(313)	0	(8)	0	0	97	1,005	562
of which corporates	478	161	(385)	2,412	(2,048)	0	0	(106)	(276)	0	0	0	0	63	299	662
of which RMBS	424	77	(131)	243	(326)	0	0	4	100	0	0	0	0	19	410	28
of which derivatives	2,187	216	(326)	0	0	580	(409)	98	(31)	0	0	0	0	83	2,398	17
of which interest rate products	624	4	(6)	0	0	60	(28)	(1)	252	0	0	0	0	20	925	141
of which other derivatives	1,034	10	(5)	0	0	158	(154)	3	(381)	0	0	0	0	41	706	(373)
of which other trading assets	896	57	(45)	555	(727)	0	(139)	6	82	0	0	0	0	37	722	(112)
Other investments	3,666	71	0	51	(119)	0	0	0	(162)	0	(52)	0	0	120	3,575	(99)
of which other equity investments	2,863	71	0	37	(6)	0	0	0	(115)	0	(60)	0	0	86	2,876	(77)
of which life finance instruments	789	0	0	14	(105)	0	0	0	(47)	0	0	0	0	34	685	(22)
Loans	1,534	313	(317)	0	(20)	3	(369)	21	(64)	0	0	0	0	88	1,189	(97)
of which commercial and industrial loans	717	74	(300)	0	(8)	3	(123)	12	(46)	0	0	0	0	39	368	(54)
of which financial institutions	465	75	0	0	0	0	(219)	0	10	0	0	0	0	33	364	(17)
Other intangible assets (mortgage servicing rights)	167	102	0	0	0	0	0	0	(21)	0	0	0	0	7	255	(21)
Other assets	694	170	(114)	510	(512)	114	(199)	6	3	0	4	0	0	46	722	0
of which loans held-for-sale	562	153	(109)	493	(509)	113	(199)	14	9	0	0	0	0	39	566	2
Total assets at fair value	10,578	1,563	(1,605)	4,100	(3,989)	700	(1,119)	63	(582)	0	(56)	0	0	488	10,141	260
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(15)	0	(26)	0	0	0	(41)	(13)	299	(70)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	856	(882)	18	(83)	502	(629)	37	(290)	0	0	0	0	118	2,456	(188)
of which derivatives	2,784	746	(870)	0	(61)	502	(629)	38	(228)	0	0	0	0	120	2,402	(180)
of which equity/index-related derivatives	1,787	611	(596)	0	0	279	(232)	(9)	(468)	0	0	0	0	75	1,447	(348)
of which other derivatives	540	7	(4)	0	(61)	89	(113)	3	73	0	0	0	0	26	560	(15)
Short-term borrowings	1,032	124	(522)	0	0	639	(500)	(43)	(58)	0	0	0	0	44	716	18
Long-term debt	9,676	1,259	(4,863)	0	0	4,531	(2,960)	(499)	(746)	0	0	(35)	(202)	495	6,656	(756)
of which structured notes over one year and up to two years	1,464	142	(1,392)	0	0	559	(338)	(102)	(76)	0	0	(1)	(1)	65	320	(34)
of which structured notes over two years	6,318	1,106	(3,441)	0	0	3,888	(2,595)	(416)	(586)	0	0	(34)	(201)	344	4,383	(740)
of which other debt instruments over two years	1,854	0	0	0	0	0	(26)	0	(84)	0	0	0	0	82	1,826	0
Other liabilities	518	41	(2)	8	(21)	58	(71)	(2)	(22)	1	(35)	0	0	22	495	16
Total liabilities at fair value	14,443	2,280	(6,269)	26	(118)	5,730	(4,175)	(507)	(1,142)	1	(35)	(35)	(243)	666	10,622	(980)
Net assets/(liabilities) at fair value	(3,865)	(717)	4,664	4,074	(3,871)	(5,030)	3,056	570	560	(1)	(21)	35	243	(178)	(481)	1,240
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M22, changes in net unrealized gains/(losses) of CHF 1,044 million and CHF (77) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 273 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M21	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading assets	7,535	594	(1,635)	2,472	(2,976)	508	(1,119)	39	140	0	0	0	0	380	5,938	128
of which debt securities	2,253	296	(736)	1,859	(2,285)	0	0	(7)	138	0	0	0	0	137	1,655	103
of which corporates	1,270	137	(176)	1,403	(1,913)	0	0	(5)	95	0	0	0	0	78	889	99
of which derivatives	3,911	179	(856)	0	0	508	(1,033)	29	(30)	0	0	0	0	175	2,883	72
of which interest rate products	733	59	(81)	0	0	114	(59)	0	18	0	0	0	0	21	805	54
of which other derivatives	1,079	0	0	0	0	153	(157)	0	(55)	0	0	0	0	53	1,073	(60)
of which other trading assets	1,247	22	(32)	493	(617)	0	(86)	10	21	0	0	0	0	60	1,118	(47)
Other investments	3,054	3	(753)	20	(473)	0	0	0	(17)	0	318	0	0	79	2,231	43
of which other equity investments	2,132	0	(753)	3	(375)	0	0	0	(6)	0	318	0	0	34	1,353	52
of which life finance instruments	920	0	0	17	(94)	0	0	0	(11)	0	0	0	0	45	877	18
Loans	3,669	22	(533)	357	(73)	162	(946)	8	85	0	1	0	0	176	2,928	25
of which commercial and industrial loans	1,347	22	(12)	10	(31)	119	(184)	14	57	0	1	0	0	68	1,411	36
of which financial institutions	1,082	0	(222)	0	(42)	32	(296)	3	40	0	0	0	0	46	643	4
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(22)	0	0	9	189	(22)
Other assets	1,825	164	(451)	2,500	(2,176)	77	(573)	13	(42)	0	0	0	0	99	1,436	(76)
of which loans held-for-sale	1,576	164	(409)	2,469	(2,137)	77	(571)	11	19	0	0	0	0	88	1,287	(41)
Total assets at fair value	16,364	783	(3,372)	5,435	(5,784)	747	(2,638)	60	166	0	297	0	0	748	12,806	98
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(8)	0	0	0	(13)	5	432	10
Obligation to return securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading liabilities	4,246	584	(1,961)	80	(24)	710	(1,138)	152	169	0	0	0	0	217	3,035	779
of which derivatives	4,191	566	(1,961)	69	(4)	710	(1,138)	152	193	0	0	0	0	216	2,994	781
of which equity/index-related derivatives	2,010	427	(1,049)	0	0	350	(527)	151	265	0	0	0	0	111	1,738	529
Short-term borrowings	701	155	(207)	0	0	930	(608)	(1)	95	0	0	0	0	41	1,106	67
Long-term debt	7,268	2,715	(2,046)	0	0	4,401	(3,119)	62	(4)	0	4	(3)	(30)	425	9,673	210
of which structured notes over one year and up to two years	1,133	1,165	(732)	0	0	1,127	(771)	39	97	0	0	0	(1)	67	2,124	39
of which structured notes over two years	5,526	1,532	(1,287)	0	0	3,020	(2,227)	24	(109)	0	0	(2)	(29)	329	6,777	(59)
Other liabilities	1,271	7	(552)	24	(46)	59	(424)	8	(8)	107	38	0	0	51	535	2
Total liabilities at fair value	14,035	3,461	(4,766)	168	(156)	6,100	(5,289)	221	244	107	42	(3)	(43)	744	14,865	1,068
Net assets/(liabilities) at fair value	2,329	(2,678)	1,394	5,267	(5,628)	(5,353)	2,651	(161)	(78)	(107)	255	3	43	4	(2,059)	(970)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M21, changes in net unrealized gains/(losses) of CHF (1,011) million and CHF 25 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 16 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2Q22	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	4,400
of which debt securities	1,005
of which corporates	299
of which	164	Discounted cash flow	Credit spread, in bp		100	2,048	633
			Price, in %		0	102	46
			Recovery rate, in %		73	73	3
of which	62	Market comparable	Price, in %		0	102	41
of which	70	Price	Price, in %		30	100	94
			Price, in actuals		0	11,250	3,534
of which RMBS	410	Discounted cash flow	Discount rate, in %		4	28	12
of which derivatives	2,398
of which interest rate products	925
of which	2	Discounted cash flow	Volatility, in %		93	100	97
of which	907	Option model	Correlation, in %		(11)	100	35
			Mean reversion, in %	[3]	15	15	0
			Prepayment rate, in %		15	21	18
			Volatility, in %		(3)	0	0
of which other derivatives	706	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		73	138	99
of which other trading assets	722
of which	478	Discounted cash flow	Market implied life expectancy, in years		3	13	7
			Tax swap rate, in %		30	30	30
of which	195	Market comparable	Price, in %		0	113	48
of which	48	Option model	Mortality rate, in %		0	70	6
Other investments	3,575
of which other equity investments	2,876
of which	941	Adjusted NAV	Price, in actuals		281	281	281
of which	36	Market comparable	Price, in actuals		0	85	19
of which	1,820	Price	Price, in actuals		1	771	26
of which life finance instruments	685	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	1,189
of which commercial and industrial loans	368
of which	199	Discounted cash flow	Credit spread, in bp		451	8,199	1,344
of which	165	Price	Price, in %		10	100	51
of which financial institutions	364
of which	250	Discounted cash flow	Credit spread, in bp		314	8,086	1,283
of which	113	Price	Price, in %		13	68	58
Other assets	722
of which loans held-for-sale	566
of which	301	Discounted cash flow	Credit spread, in bp		355	1,032	375
			Recovery rate, in %		54	54	8
of which	234	Market comparable	Price, in %		0	145	70
of which	20	Price	Price, in %		0	80	57
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 4Q21	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	4,503
of which debt securities	1,225
of which corporates	478
of which	124	Discounted cash flow	Credit spread, in bp		50	1,290	701
			Price, in %		0	100	47
			Recovery rate, in %		39	39	1
of which	107	Market comparable	Price, in %		0	110	63
of which	55	Option model	Correlation, in %		(50)	100	68
			Fund gap risk, in %	[2]	0	3	1
			Volatility, in %		0	163	17
of which	69	Price	Price, in %		35	120	92
of which	145	Vendor price	Price, in actuals		0	123	79
of which RMBS	424	Discounted cash flow	Discount rate, in %		1	29	13
of which derivatives	2,187
of which interest rate products	624
of which	6	Discounted cash flow	Funding spread, in bp		109	166	127
			Volatility, in %		0	100	97
of which	612	Option model	Correlation, in %		(4)	100	9
			Mean reversion, in %		(55)	(8)	0
			Prepayment rate, in %		0	21	17
			Volatility, in %		(3)	1	0
of which other derivatives	1,034	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		73	138	99
of which other trading assets	896
of which	611	Discounted cash flow	Market implied life expectancy, in years		3	14	7
			Tax swap rate, in %		30	30	30
of which	189	Market comparable	Price, in %		0	130	34
of which	93	Option model	Mortality rate, in %		0	70	6
Other investments	3,666
of which other equity investments	2,863
of which	929	Adjusted NAV	Price, in actuals		287	287	287
of which	1,919	Price	Price, in actuals		1	1,292	54
of which life finance instruments	789	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	1,534
of which commercial and industrial loans	717
of which	474	Discounted cash flow	Credit spread, in bp		184	3,325	809
of which	6	Market comparable	Price, in %		19	19	19
of which	209	Price	Price, in %		0	100	50
of which financial institutions	465
of which	327	Discounted cash flow	Credit spread, in bp		0	3,212	921
of which	158	Price	Price, in %		14	76	31
Other assets	694
of which loans held-for-sale	562
of which	281	Discounted cash flow	Credit spread, in bp		0	563	314
of which	254	Market comparable	Price, in %		0	139	67
of which	16	Price	Price, in %		0	75	54
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2Q22	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,456
of which derivatives	2,402
of which equity/index-related derivatives	1,447
of which	1,393	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	68
			Dividend yield, in %		0	15	4
			Unadjusted NAV, in actuals		89	416	328
			Volatility, in %		(1)	185	32
Short-term borrowings	716
of which	142	Discounted cash flow	Credit spread, in bp		4	284	3
of which	475	Option model	Correlation, in %		(50)	100	71
			Credit spread, in bp		(13)	237	216
			Fund gap risk, in %	[3]	0	2	1
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		6	185	35
of which	7	Price	Price, in %		19	120	52
Long-term debt	6,656
of which structured notes over two years	4,383
of which	421	Discounted cash flow	Credit spread, in bp		9	1,677	99
of which	3,901	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	71
			Credit spread, in bp		(13)	237	216
			Fund gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	15	15	7
			Unadjusted NAV, in actuals		89	416	328
			Volatility, in %		0	185	26
of which	9	Price	Price, in %		25	25	25
of which other debt instruments over two years	1,826
of which	364	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		16	30	24
			Price, in actuals		9	9	9
of which	1,461	Price	Price, in actuals		9	9	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 4Q21	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,809
of which derivatives	2,784
of which equity/index-related derivatives	1,787
of which	1,696	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	67
			Dividend yield, in %		0	7	4
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		(1)	163	17
of which	63	Price	Price, in actuals		0	849	2
Short-term borrowings	1,032
of which	24	Discounted cash flow	Credit spread, in bp		0	181	51
of which	905	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	70
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which	73	Price	Price, in %		34	120	94
Long-term debt	9,676
of which structured notes over one year and up to two years	1,464	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	69
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which structured notes over two years	6,318
of which	474	Discounted cash flow	Credit spread, in bp		8	702	72
of which	5,813	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	75
			Credit spread, in bp		3	92	75
			Fund gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	19
of which	9	Price	Price, in %		26	26	26
of which other debt instruments over two years	1,854
of which	382	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		16	30	24
			Price, in actuals		9	9	9
of which	1,472	Price	Price, in actuals		9	35	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q22	Cumulative	2Q21		2Q22	2Q21
Financial instruments (CHF million)
Customer deposits	27	(18)	(1)		0	0
Short-term borrowings	(1)	(46)	3		0	0
Long-term debt	2,934	1,935	(518)		6	31
of which treasury debt over two years	1,601	1,201	(523)		0	0
of which structured notes over two years	1,080	397	(9)		6	31
Total	2,960	1,871	(516)		6	31
1 Amounts are reflected gross of tax.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2Q22			4Q21
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392	82,250	142	68,623	68,565	58
Loans	9,099	10,065	(966)	10,243	11,035	(792)
Other assets [1]	8,099	10,456	(2,357)	8,624	10,777	(2,153)
Due to banks and customer deposits	(344)	(424)	80	(493)	(442)	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,145)	(14,153)	8	(13,213)	(13,212)	(1)
Short-term borrowings	(10,049)	(10,199)	150	(10,690)	(10,996)	306
Long-term debt [2]	(66,140)	(77,962)	11,822	(68,722)	(71,833)	3,111
Other liabilities	(1,253)	(1,498)	245	(1,170)	(1,403)	233

Non-performing and non-interest-earning loans [3]	749	2,885	(2,136)	843	2,657	(1,814)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments

	6M22		6M21
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5	[1]	18	[1]
of which related to credit risk	(6)		8
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	412	[1]	306	[1]
Other investments	(11)	[2]	293	[3]
of which related to credit risk	(3)		0
Loans	(24)	[2]	277	[1]
of which related to credit risk	(224)		59
Other assets	183	[1]	405	[1]
of which related to credit risk	(85)		173
Due to banks and customer deposits	(43)	[2]	(37)	[2]
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32)	[1]	(29)	[1]
Short-term borrowings	1,069	[2]	(406)	[2]
of which related to credit risk	1		(1)
Long-term debt	6,115	[2]	(3,802)	[2]
of which related to credit risk	1		0
Other liabilities	(66)	[2]	120	[3]
of which related to credit risk	(158)		67
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q22 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764	0	21,764	0	21,764
Loans	272,679	0	259,081	13,490	272,571
Other financial assets [1]	176,550	158,919	17,298	352	176,569
Financial liabilities
Due to banks and customer deposits	409,439	231,966	177,404	0	409,370
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423	0	7,423	0	7,423
Short-term borrowings	10,096	0	10,089	0	10,089
Long-term debt	91,870	0	87,000	1,697	88,697
Other financial liabilities [2]	12,096	0	11,716	384	12,100
4Q21 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	277,766	0	272,527	13,722	286,249
Other financial assets [1]	180,024	164,097	15,469	503	180,069
Financial liabilities
Due to banks and customer deposits	407,607	243,324	164,289	0	407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	8,703	0	8,702	0	8,702
Long-term debt	98,174	0	98,841	1,716	100,557
Other financial liabilities [2]	12,460	1	12,021	443	12,465
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 6M22	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	165	0	–		–		165
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35	82,357	0	–		–		82,392
Securities received as collateral	6,132	1,254	0	–		–		7,386
Trading assets	50,235	141,085	4,400	(95,071)		583		101,232
of which debt securities	13,814	42,284	1,005	–		27		57,130
of which foreign government	13,504	10,598	91	–		–		24,193
of which corporates	34	10,312	299	–		27		10,672
of which RMBS	6	18,127	410	–		–		18,543
of which equity securities	23,037	880	275	–		556		24,748
of which derivatives	11,584	97,158	2,398	(95,071)		–		16,069
of which interest rate products	3,979	39,170	925	–		–		–
of which foreign exchange products	103	30,751	88	–		–		–
of which equity/index-related products	7,469	23,247	464	–		–		–
of which other derivatives	1	506	706	–		–		–
of which other trading assets	1,800	763	722	–		–		3,285
Investment securities	0	737	0	–		–		737
Other investments	0	20	3,574	–		391		3,985
of which other equity investments	0	20	2,875	–		321		3,216
of which life finance instruments	0	0	685	–		–		685
Loans	0	7,910	1,189	–		–		9,099
of which commercial and industrial loans	0	3,266	368	–		–		3,634
of which financial institutions	0	2,747	364	–		–		3,111
Other intangible assets (mortgage servicing rights)	0	35	255	–		–		290
Other assets	115	8,205	722	(426)		–		8,616
of which failed purchases	97	874	11	–		–		982
of which loans held-for-sale	0	6,551	566	–		–		7,117
Total assets at fair value	56,517	241,768	10,140	(95,497)		974		213,902
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M22	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	355	0	–		–		355
Customer deposits	0	3,008	299	–		–		3,307
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,239	0	–		–		14,239
Obligation to return securities received as collateral	6,132	1,254	0	–		–		7,386
Trading liabilities	22,375	102,907	2,456	(97,772)		1		29,967
of which short positions	9,430	4,530	54	–		1		14,015
of which debt securities	3,565	4,341	7	–		–		7,913
of which foreign government	2,914	787	0	–		–		3,701
of which corporates	603	3,551	7	–		–		4,161
of which equity securities	5,865	189	47	–		1		6,102
of which derivatives	12,945	98,377	2,402	(97,772)		–		15,952
of which interest rate products	4,031	37,410	55	–		–		–
of which foreign exchange products	107	30,864	14	–		–		–
of which equity/index-related products	8,765	25,670	1,447	–		–		–
of which other derivatives	11	213	560	–		–		296
Short-term borrowings	0	9,333	716	–		–		10,049
Long-term debt	0	58,620	6,656	–		–		65,276
of which structured notes over one year and up to two years	0	12,668	320	–		–		12,988
of which structured notes over two years	0	24,431	4,383	–		–		28,814
of which other debt instruments over two years	0	3,141	1,826	–		–		4,967
of which high-trigger instruments	0	10,621	0	–		–		10,621
Other liabilities	207	3,890	495	(1,988)		–		2,604
Total liabilities at fair value	28,714	193,606	10,622	(99,760)		1		133,183
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,145	146,768	4,503	(94,782)		665		111,299
of which debt securities	12,191	40,799	1,225	–		82		54,297
of which foreign government	11,996	11,377	35	–		–		23,408
of which corporates	72	9,057	478	–		82		9,689
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,342	1,486	195	–		583		36,606
of which derivatives	6,224	103,930	2,187	(94,782)		–		17,559
of which interest rate products	721	48,083	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	553	896	–		–		2,837
Investment securities	0	1,003	0	–		–		1,003
Other investments	0	23	3,666	–		404		4,093
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,114	235,396	10,578	(95,163)		1,069		219,994
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,307	0	–		–		13,307
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,423	105,865	2,809	(100,559)		1		27,539
of which short positions	11,693	4,974	25	–		1		16,693
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign government	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,884	109	22	–		1		9,016
of which derivatives	7,730	100,891	2,784	(100,559)		–		10,846
of which interest rate products	776	44,039	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	58,112	9,676	–		–		67,788
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,708	0	–		–		10,708
of which other subordinated bonds	0	7,133	0	–		–		7,133
Other liabilities	348	2,008	517	(305)		–		2,568
Total liabilities at fair value	33,619	193,888	14,442	(100,864)		1		141,086
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M22	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	907	(1,174)	3,539	(3,324)	580	(548)	36	(338)	0	(8)	0	0	227	4,400	477
of which debt securities	1,225	515	(733)	2,899	(2,571)	0	0	(106)	(313)	0	(8)	0	0	97	1,005	562
of which corporates	478	161	(385)	2,412	(2,048)	0	0	(106)	(276)	0	0	0	0	63	299	662
of which RMBS	424	77	(131)	243	(326)	0	0	4	100	0	0	0	0	19	410	28
of which derivatives	2,187	216	(326)	0	0	580	(409)	98	(31)	0	0	0	0	83	2,398	17
of which interest rate products	624	4	(6)	0	0	60	(28)	(1)	252	0	0	0	0	20	925	141
of which other derivatives	1,034	10	(5)	0	0	158	(154)	3	(381)	0	0	0	0	41	706	(373)
of which other trading assets	896	57	(45)	555	(727)	0	(139)	6	82	0	0	0	0	37	722	(112)
Other investments	3,666	71	0	51	(118)	0	0	0	(162)	0	(52)	0	0	118	3,574	(99)
of which other equity investments	2,863	71	0	37	(5)	0	0	0	(115)	0	(60)	0	0	84	2,875	(77)
of which life finance instruments	789	0	0	14	(105)	0	0	0	(47)	0	0	0	0	34	685	(22)
Loans	1,534	313	(317)	0	(20)	3	(369)	21	(64)	0	0	0	0	88	1,189	(97)
of which commercial and industrial loans	717	74	(300)	0	(8)	3	(123)	12	(46)	0	0	0	0	39	368	(54)
of which financial institutions	465	75	0	0	0	0	(219)	0	10	0	0	0	0	33	364	(17)
Other intangible assets (mortgage servicing rights)	167	102	0	0	0	0	0	0	(21)	0	0	0	0	7	255	(21)
Other assets	694	170	(114)	510	(512)	114	(199)	6	3	0	4	0	0	46	722	0
of which loans held-for-sale	562	153	(109)	493	(509)	113	(199)	14	9	0	0	0	0	39	566	2
Total assets at fair value	10,578	1,563	(1,605)	4,100	(3,988)	700	(1,119)	63	(582)	0	(56)	0	0	486	10,140	260
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(15)	0	(26)	0	0	0	(41)	(13)	299	(70)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	856	(882)	18	(83)	502	(629)	37	(290)	0	0	0	0	118	2,456	(188)
of which derivatives	2,784	746	(870)	0	(61)	502	(629)	38	(228)	0	0	0	0	120	2,402	(180)
of which equity/index-related derivatives	1,787	611	(596)	0	0	279	(232)	(9)	(468)	0	0	0	0	75	1,447	(348)
of which other derivatives	540	7	(4)	0	(61)	89	(113)	3	73	0	0	0	0	26	560	(15)
Short-term borrowings	1,032	124	(522)	0	0	639	(500)	(43)	(58)	0	0	0	0	44	716	18
Long-term debt	9,676	1,259	(4,863)	0	0	4,531	(2,960)	(499)	(746)	0	0	(35)	(202)	495	6,656	(756)
of which structured notes over two years	6,318	1,106	(3,441)	0	0	3,888	(2,595)	(416)	(586)	0	0	(34)	(201)	344	4,383	(740)
of which other debt instruments over two years	1,854	0	0	0	0	0	(26)	0	(84)	0	0	0	0	82	1,826	0
Other liabilities	517	41	(2)	8	(21)	58	(71)	(2)	(22)	1	(35)	0	0	23	495	16
Total liabilities at fair value	14,442	2,280	(6,269)	26	(118)	5,730	(4,175)	(507)	(1,142)	1	(35)	(35)	(243)	667	10,622	(980)
Net assets/(liabilities) at fair value	(3,864)	(717)	4,664	4,074	(3,870)	(5,030)	3,056	570	560	(1)	(21)	35	243	(181)	(482)	1,240
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M22, changes in net unrealized gains/(losses) of CHF 1,044 million and CHF (77) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 273 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M21	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading assets	7,535	594	(1,635)	2,472	(2,976)	508	(1,119)	39	140	0	0	0	0	380	5,938	128
of which debt securities	2,253	296	(736)	1,859	(2,285)	0	0	(7)	138	0	0	0	0	137	1,655	103
of which corporates	1,270	137	(176)	1,403	(1,913)	0	0	(5)	95	0	0	0	0	78	889	99
of which derivatives	3,911	179	(856)	0	0	508	(1,033)	29	(30)	0	0	0	0	175	2,883	72
of which interest rate products	733	59	(81)	0	0	114	(59)	0	18	0	0	0	0	21	805	54
of which other derivatives	1,079	0	0	0	0	153	(157)	0	(55)	0	0	0	0	53	1,073	(60)
of which other trading assets	1,247	22	(32)	493	(617)	0	(86)	10	21	0	0	0	0	60	1,118	(47)
Other investments	3,054	3	(753)	20	(473)	0	0	0	(17)	0	318	0	0	79	2,231	46
of which other equity investments	2,132	0	(753)	3	(375)	0	0	0	(6)	0	318	0	0	34	1,353	55
of which life finance instruments	920	0	0	17	(94)	0	0	0	(11)	0	0	0	0	45	877	18
Loans	3,669	22	(533)	357	(73)	162	(946)	8	85	0	1	0	0	176	2,928	25
of which commercial and industrial loans	1,347	22	(12)	10	(31)	119	(184)	14	57	0	1	0	0	68	1,411	36
of which financial institutions	1,082	0	(222)	0	(42)	32	(296)	3	40	0	0	0	0	46	643	4
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(22)	0	0	9	189	(22)
Other assets	1,825	164	(451)	2,500	(2,176)	77	(573)	13	(42)	0	0	0	0	99	1,436	(76)
of which loans held-for-sale	1,576	164	(409)	2,469	(2,137)	77	(571)	11	19	0	0	0	0	88	1,287	(41)
Total assets at fair value	16,364	783	(3,372)	5,435	(5,784)	747	(2,638)	60	166	0	297	0	0	748	12,806	101
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(8)	0	0	0	(13)	5	432	10
Obligation to return securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading liabilities	4,246	584	(1,961)	80	(24)	710	(1,138)	152	169	0	0	0	0	217	3,035	779
of which derivatives	4,191	566	(1,961)	69	(4)	710	(1,138)	152	193	0	0	0	0	216	2,994	781
of which equity/index-related derivatives	2,010	427	(1,049)	0	0	350	(527)	151	265	0	0	0	0	111	1,738	529
Short-term borrowings	701	155	(207)	0	0	930	(608)	(1)	95	0	0	0	0	41	1,106	67
Long-term debt	7,286	2,697	(2,046)	0	0	4,401	(3,119)	62	(8)	0	0	(3)	(30)	433	9,673	203
of which structured notes over one year and up to two years	1,133	1,165	(732)	0	0	1,127	(771)	39	97	0	0	0	(1)	67	2,124	39
of which structured notes over two years	5,526	1,532	(1,287)	0	0	3,020	(2,227)	24	(109)	0	0	(2)	(29)	329	6,777	(59)
Other liabilities	1,250	7	(533)	24	(46)	59	(416)	8	(8)	102	38	0	0	50	535	2
Total liabilities at fair value	14,032	3,443	(4,747)	168	(156)	6,100	(5,281)	221	240	102	38	(3)	(43)	751	14,865	1,061
Net assets/(liabilities) at fair value	2,332	(2,660)	1,375	5,267	(5,628)	(5,353)	2,643	(161)	(74)	(102)	259	3	43	(3)	(2,059)	(960)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M21, changes in net unrealized gains/(losses) of CHF (1,003) million and CHF 28 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 15 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in investment-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M22	Cumulative	6M21		6M22	6M21
Financial instruments (CHF million)
Customer deposits	41	(18)	13		0	0
Short-term borrowings	0	(46)	13		0	0
Long-term debt	3,944	1,865	(21)		17	77
of which treasury debt over two years	2,041	1,177	(321)		0	0
of which structured notes over two years	1,476	351	269		17	77
Total	3,985	1,801	5		17	77
1 Amounts are reflected gross of tax.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the fair value and the unpaid principal balances of fair value option-elected financial instruments
	6M22			2021
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392	82,250	142	68,623	68,565	58
Loans	9,099	10,065	(966)	10,243	11,035	(792)
Other assets [1]	8,099	10,456	(2,357)	8,624	10,777	(2,153)
Due to banks and customer deposits	(344)	(424)	80	(493)	(442)	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,239)	(14,247)	8	(13,307)	(13,306)	(1)
Short-term borrowings	(10,049)	(10,199)	150	(10,690)	(10,996)	306
Long-term debt [2]	(65,276)	(77,037)	11,761	(67,788)	(70,946)	3,158
Other liabilities	(1,253)	(1,498)	245	(1,170)	(1,403)	233

Non-performing and non-interest-earning loans [3]	749	2,885	(2,136)	843	2,657	(1,814)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	6M22		6M21
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5	[1]	18	[1]
of which related to credit risk	(6)		8
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	412	[1]	306	[1]
Other investments	(11)	[2]	293	[3]
Loans	(24)	[1]	277	[1]
of which related to credit risk	(224)		59
Other assets	183	[1]	405	[1]
of which related to credit risk	(85)		173
Due to banks and customer deposits	(43)	[2]	(37)	[2]
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32)	[1]	(29)	[1]
Short-term borrowings	1,069	[2]	(406)	[2]
of which related to credit risk	1		(1)
Long-term debt	6,098	[2]	(3,347)	[2]
Other liabilities	(66)	[2]	120	[3]
of which related to credit risk	(158)		67
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M22 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764	0	21,764	0	21,764
Loans	281,111	0	267,506	13,490	280,996
Other financial assets [1]	175,796	158,147	17,310	351	175,808
Financial liabilities
Due to banks and customer deposits	410,715	233,049	177,571	0	410,620
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423	0	7,423	0	7,423
Short-term borrowings	15,518	0	15,512	0	15,512
Long-term debt	87,072	0	82,734	1,684	84,418
Other financial liabilities [2]	12,302	0	11,920	384	12,304
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	286,438	0	281,195	13,722	294,917
Other financial assets [1]	179,217	163,307	15,457	494	179,258
Financial liabilities
Due to banks and customer deposits	408,624	244,155	164,475	0	408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	14,646	0	14,646	0	14,646
Long-term debt	92,908	0	93,597	1,702	95,299
Other financial liabilities [2]	12,542	0	12,105	441	12,546
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.